UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-10193
                                                    --------------------------

                Principal Partners SmallCap Growth Fund, Inc
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

             711 High Street, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

       Princor Financial Services Corporation, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (96.34%)
AIRLINES (0.40%)
                                                                        $
 Pinnacle Airlines /1/                                 6,900                 83,145
APPAREL MANUFACTURERS (1.30%)
 Phillips-Van Heusen                                   9,800                266,658
APPLICATIONS SOFTWARE (1.29%)
 Progress Software /1/                                   400                  8,616
 Verint Systems /1/                                    6,700                255,471
                                                                            264,087
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.82%)
 American Axle & Manufacturing Holdings                6,300                169,155
BEVERAGES-NON-ALCOHOLIC (0.92%)
 Cott /1/                                              7,300                177,025
 Hansen Natural /1/                                      300                 12,270
                                                                            189,295
BEVERAGES-WINE & SPIRITS (1.36%)
 Constellation Brands /1/                              5,400                280,368
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.25%)
 Dycom Industries /1/                                  9,500                257,640
BUILDING PRODUCTS-LIGHT FIXTURES (0.78%)
 Genlyte Group /1/                                     2,000                160,020
BUILDING-RESIDENTIAL & COMMERCIAL (2.30%)
 Hovnanian Enterprises /1/                             4,500                235,080
 NVR /1/                                                 300                237,375
                                                                            472,455
CIRCUIT BOARDS (2.29%)
 Benchmark Electronics /1/                            10,650                340,480
 TTM Technologies /1/                                 13,800                129,720
                                                                            470,200
COMMERCIAL BANKS (2.54%)
 Harleysville National                                   100                  2,534
 Main Street Banks                                       400                 13,052
 MB Financial                                            300                 11,907
 Prosperity Bancshares                                   300                  8,334
 Sun Bancorp. /1/                                        600                 15,060
 Texas Capital Bancshares /1/                            700                 16,597
 UCBH Holdings                                        10,020                441,581
 Yardville National Bancorp.                             400                 12,680
                                                                            521,745
COMMUNICATIONS SOFTWARE (0.19%)
 Avid Technology /1/                                     400                 25,220
 SeaChange International /1/                             900                 14,778
                                                                             39,998
COMPUTER SERVICES (5.17%)
 CACI International /1/                                6,690                348,883
 Cognizant Technology Solutions /1/                   14,560                551,824
 FactSet Research Systems                              3,040                162,336
                                                                          1,063,043
COMPUTERS-INTEGRATED SYSTEMS (0.79%)
 Micros Systems /1/                                      500                 34,950
 RadiSys /1/                                           7,300                127,385
                                                                            162,335
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.44%)
                                                                        $
 Dot Hill Systems /1/                                 12,500                 78,750
 M-Systems Flash Disk Pioneers /1/                       400                  8,044
 SimpleTech /1/                                          700                  2,786
                                                                             89,580
COMPUTERS-PERIPHERAL EQUIPMENT (0.04%)
 Mobility Electronics /1/                              1,000                  7,820
CONSULTING SERVICES (1.41%)
 Charles River Associates /1/                          5,600                243,376
 DiamondCluster International /1/                      1,600                 23,928
 Navigant Consulting /1/                                 900                 21,537
                                                                            288,841
DATA PROCESSING & MANAGEMENT (1.50%)
 Fair, Isaac                                           4,350                150,292
 Infocrossing /1/                                        100                  1,799
 NAVTEQ /1/                                            4,100                156,989
                                                                            309,080
DENTAL SUPPLIES & EQUIPMENT (1.50%)
 Patterson /1/                                         6,600                307,428
DIAGNOSTIC EQUIPMENT (0.09%)
 Gen-Probe /1/                                           400                 19,524
DISTRIBUTION-WHOLESALE (0.54%)
 Beacon Roofing Supply /1/                             3,500                 70,000
 WESCO International /1/                               1,200                 40,548
                                                                            110,548
DIVERSIFIED MANUFACTURING OPERATIONS (1.31%)
 ESCO Technologies /1/                                 3,700                265,697
 Jacuzzi Brands /1/                                      400                  4,040
                                                                            269,737
DRUG DELIVERY SYSTEMS (0.37%)
 Penwest Pharmaceuticals /1/                           7,200                 76,176
E-COMMERCE-PRODUCTS (0.05%)
 1-800-flowers.com /1/                                 1,300                  9,555
E-MARKETING-INFORMATION (1.72%)
 24/7 Real Media /1/                                   1,600                  5,040
 Digital River /1/                                     8,900                348,079
                                                                            353,119
E-SERVICES-CONSULTING (0.05%)
 Niku /1/                                                500                  9,850
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.90%)
 Cree /1/                                              3,900                 93,717
 Microsemi /1/                                        16,200                249,966
 PortalPlayer /1/                                        900                 18,477
 Silicon Image /1/                                    18,200                216,762
 Siliconix /1/                                           200                  6,054
 Virage Logic /1/                                        700                 10,437
                                                                            595,413
ELECTRONIC DESIGN AUTOMATION (0.92%)
 Ansoft /1/                                              100                  2,046
 Magma Design Automation /1/                           7,000                 94,500
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (CONTINUED)
                                                                        $
 Verisity /1/                                          7,900                 91,640
                                                                            188,186
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Flir Systems /1/                                        100                  6,095
 Keithley Instruments                                    500                  8,530
 RAE Systems /1/                                       1,400                  9,492
                                                                             24,117
ELECTRONIC SECURITY DEVICES (0.04%)
 American Science & Engineering /1/                      200                  7,580
ELECTRONICS-MILITARY (1.45%)
 Engineered Support Systems                            5,130                297,591
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.44%)
 EMCOR Group /1/                                       2,100                 90,216
ENTERPRISE SOFTWARE & SERVICE (0.05%)
 Hyperion Solutions /1/                                  100                  4,804
 Ultimate Software Group /1/                             400                  5,080
                                                                              9,884
ENTERTAINMENT SOFTWARE (0.68%)
 the9 /1/                                                400                  8,320
 THQ /1/                                               5,880                130,830
                                                                            139,150
FIDUCIARY BANKS (2.01%)
 Investors Financial Services                          8,200                413,362
FOOD-WHOLESALE & DISTRIBUTION (0.62%)
 Performance Food Group /1/                            4,700                127,887
HEART MONITORS (0.01%)
 CardioDynamics International /1/                        600                  2,700
HOME FURNISHINGS (0.10%)
 Tempur-Pedic International /1/                        1,000                 21,390
HOTELS & MOTELS (0.17%)
 Highland Hospitality                                  3,300                 35,805
HUMAN RESOURCES (0.98%)
 Gevity HR                                             1,000                 20,600
 Korn/Ferry International /1/                          4,600                 90,758
 Labor Ready /1/                                       5,700                 90,288
                                                                            201,646
INDUSTRIAL AUTOMATION & ROBOTS (1.07%)
 Cognex                                                8,400                219,324
INDUSTRIAL GASES (0.14%)
 Airgas                                                1,200                 28,224
INTERNET CONNECTIVE SERVICES (0.04%)
 Redback Networks /1/                                  1,300                  8,866
INTERNET CONTENT-INFORMATION & NEWS (0.04%)
 iVillage /1/                                          1,200                  7,212
INTERNET FINANCIAL SERVICES (0.11%)
 China Finance Online /1/                              2,200                 22,440
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE EQUIPMENT (0.48%)
                                                                        $
 Avocent /1/                                           2,700                 98,577
INTERNET INFRASTRUCTURE SOFTWARE (0.05%)
 Opsware /1/                                           1,800                 10,332
INTERNET SECURITY (1.33%)
 Citadel Security Software /1/                           700                  1,302
 RSA Security /1/                                     10,100                177,861
 Secure Computing /1/                                  9,900                 93,852
                                                                            273,015
INVESTMENT COMPANIES (0.02%)
 Prospect Energy                                         300                  3,255
LASERS-SYSTEMS & COMPONENTS (0.13%)
 Ii-Vi /1/                                               699                 25,898
MACHINERY TOOLS & RELATED PRODUCTS (0.13%)
 Kennametal                                              400                 19,576
 Lincoln Electric Holdings                               200                  6,430
                                                                             26,006
MACHINERY-CONSTRUCTION & MINING (0.06%)
 JLG Industries                                          675                 11,887
MACHINERY-GENERAL INDUSTRY (0.64%)
 Middleby                                              2,600                130,962
MACHINERY-MATERIAL HANDLING (0.03%)
 Paragon Technologies /1/                                600                  5,700
MEDICAL INSTRUMENTS (2.34%)
 Advanced Neuromodulation Systems /1/                  4,700                185,697
 ArthroCare /1/                                        9,900                294,525
                                                                            480,222
MEDICAL LABORATORY & TESTING SERVICE (0.09%)
 LabOne /1/                                              550                 18,453
MEDICAL LASER SYSTEMS (0.14%)
 VISX /1/                                              1,100                 29,568
MEDICAL PRODUCTS (2.01%)
 INAMED /1/                                            5,800                401,360
 ThermoGenesis /1/                                     1,900                 10,925
                                                                            412,285
MEDICAL-BIOMEDICAL/GENE (2.46%)
 Affymetrix /1/                                        2,600                107,016
 Charles River Laboratories International
  /1/                                                  2,160                102,341
 Corgentech /1/                                        4,300                 26,531
 Incyte Genomics /1/                                  11,900                106,624
 Martek Biosciences /1/                                  400                 21,128
 Regeneration Technologies /1/                           800                  8,228
 Telik /1/                                             6,900                131,238
 Vasogen /1/                                             600                  2,988
                                                                            506,094
MEDICAL-DRUGS (1.14%)
 First Horizon Pharmaceutical /1/                     10,700                191,316
 Kos Pharmaceuticals /1/                                 200                  6,604
 KV Pharmaceutical /1/                                   650                 13,358
 Salix Pharmaceuticals /1/                               400                  6,020
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                        $
 Vaxgen /1/                                            1,100                 17,600
                                                                            234,898
MEDICAL-GENERIC DRUGS (0.50%)
 Taro Pharmaceuticals Industries /1/                   3,400                102,136
MEDICAL-HOSPITALS (2.90%)
 Symbion /1/                                             200                  4,014
 United Surgical Partners International /1/            5,600                220,584
 VCA Antech /1/                                       20,000                371,000
                                                                            595,598
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.60%)
 Odyssey HealthCare /1/                               10,550                122,697
MISCELLANEOUS INVESTING (3.22%)
 American Financial Realty Trust                       2,500                 37,625
 BioMed Realty Trust                                   5,400                107,730
 La Quinta /1/                                         1,700                 14,773
 Mills                                                 4,400                246,092
 Ventas                                               10,000                256,000
                                                                            662,220
MISCELLANEOUS MANUFACTURERS (0.05%)
 Applied Films /1/                                       500                 10,685
MOTION PICTURES & SERVICES (0.04%)
 Lions Gate Entertainment /1/                            850                  8,483
MULTI-LINE INSURANCE (0.03%)
 HCC Insurance Holdings                                  200                  6,574
NETWORKING PRODUCTS (0.59%)
 Foundry Networks /1/                                  9,900                101,772
 Ixia /1/                                              1,200                 18,624
                                                                            120,396
OFFICE AUTOMATION & EQUIPMENT (0.07%)
 Global Imaging Systems /1/                              400                 14,316
OIL & GAS DRILLING (0.90%)
 Grey Wolf /1/                                         1,300                  6,890
 Patterson-UTI Energy                                  8,800                171,160
 Pioneer Drilling /1/                                    700                  7,210
                                                                            185,260
OIL COMPANY-EXPLORATION & PRODUCTION (4.66%)
 Carrizo Oil & Gas /1/                                   300                  3,645
 Edge Petroleum /1/                                      300                  4,341
 Patina Oil & Gas                                     10,850                397,978
 Quicksilver Resources /1/                            12,400                550,932
                                                                            956,896
OIL-FIELD SERVICES (1.46%)
 Cal Dive International /1/                              350                 15,295
 Superior Energy Services /1/                          1,000                 15,920
 Tetra Technologies /1/                                9,650                269,235
                                                                            300,450
PHYSICAL THERAPY & REHABILITATION CENTERS (0.09%)
 Psychiatric Solutions /1/                               550                 19,470
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICIAN PRACTICE MANAGEMENT (2.14%)
                                                                        $
 Pediatrix Medical Group /1/                           6,580                439,478
PROPERTY & CASUALTY INSURANCE (0.13%)
 Philadelphia Consolidated Holding /1/                   200                 13,414
 Selective Insurance Group                               300                 12,951
                                                                             26,365
PUBLICLY TRADED INVESTMENT FUND (1.87%)
 iShares Russell 2000 Index Fund                       3,100                384,555
RACETRACKS (0.04%)
 Speedway Motorsports                                    200                  7,750
RADIO (0.92%)
 Cumulus Media /1/                                    10,100                139,784
 Salem Communications /1/                              2,100                 46,704
 XM Satellite Radio Holdings /1/                         100                  3,191
                                                                            189,679
REAL ESTATE MANAGEMENT & SERVICES (0.06%)
 HouseValues /1/                                         900                 12,780
RENTAL-AUTO & EQUIPMENT (0.04%)
 Aaron Rents                                             400                  8,496
RESPIRATORY PRODUCTS (0.48%)
 ResMed /1/                                            1,935                 99,266
RETAIL-APPAREL & SHOE (2.87%)
 Aeropostale /1/                                       9,150                254,278
 American Eagle Outfitters                               500                 25,400
 Chico's FAS /1/                                       5,900                310,812
                                                                            590,490
RETAIL-COMPUTER EQUIPMENT (1.00%)
 Electronics Boutique Holdings /1/                     5,837                204,820
RETAIL-HOME FURNISHINGS (0.03%)
 Cost Plus /1/                                           200                  5,246
RETAIL-LEISURE PRODUCTS (0.02%)
 MarineMax /1/                                           100                  3,146
RETAIL-MAIL ORDER (0.06%)
 Celebrate Express /1/                                   302                  6,493
 Collegiate Pacific                                      400                  5,244
                                                                             11,737
RETAIL-MUSIC STORE (1.56%)
 Guitar Center /1/                                     5,600                320,600
RETAIL-PAWN SHOPS (0.01%)
 First Cash Financial Services /1/                       100                  2,592
RETAIL-PET FOOD & SUPPLIES (1.48%)
 PETCO Animal Supplies /1/                             8,000                303,760
RETAIL-RESTAURANTS (3.55%)
 Checkers Drive-In Restaurant /1/                        300                  4,275
 CKE Restaurants /1/                                  16,700                242,150
 Panera Bread /1/                                      4,450                226,950
 RARE Hospitality International /1/                      600                 18,900
 Ruby Tuesday                                          8,800                223,872
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                        $
 Sonic /1/                                               400                 12,736
                                                                            728,883
RETAIL-SPORTING GOODS (0.06%)
 Hibbett Sporting Goods /1/                              500                 12,900
SAVINGS & LOANS-THRIFTS (1.26%)
 BankUnited Financial /1/                              5,400                157,572
 Commercial Capital Bancorp.                             800                 15,912
 Harbor Florida Bancshares                             2,500                 85,000
                                                                            258,484
SCHOOLS (0.03%)
 Education Management /1/                                200                  6,388
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.46%)
 Exar /1/                                              8,550                122,864
 Power Integrations /1/                                6,700                122,610
 Standard Microsystems /1/                             3,500                 55,475
                                                                            300,949
SEMICONDUCTOR EQUIPMENT (0.90%)
 August Technology /1/                                 6,300                 61,299
 Brooks Automation /1/                                   600                  9,174
 Credence Systems /1/                                    400                  3,200
 Helix Technology                                        400                  5,868
 Rudolph Technologies /1/                              5,400                 85,050
 Semitool /1/                                          1,300                 12,935
 Varian Semiconductor Equipment Associates
  /1/                                                    200                  6,856
                                                                            184,382
SOFTWARE (0.03%)
 Opnet Technologies /1/                                  800                  6,528
STEEL PRODUCERS (0.94%)
 Steel Dynamics                                        5,100                192,780
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                  200                  4,800
TELECOMMUNICATION EQUIPMENT (0.01%)
 Tut Systems /1/                                         300                  1,098
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.31%)
 C-COR.net /1/                                         5,900                 47,023
 Harmonic /1/                                          1,500                 17,100
                                                                             64,123
THERAPEUTICS (2.38%)
 Amylin Pharmaceuticals /1/                            3,500                 78,435
 Bioenvision /1/                                         600                  4,524
 Isis Pharmaceuticals /1/                              9,600                 48,768
 Medicines /1/                                         5,400                148,554
 Neurocrine Biosciences /1/                            2,861                130,891
 NPS Pharmaceuticals /1/                               4,700                 77,550
                                                                            488,722
TOYS (0.11%)
 Marvel Enterprises /1/                                1,300                 23,218
TRANSPORT-AIR FREIGHT (1.27%)
 EGL /1/                                               8,600                259,978
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (0.04%)
                                                                        $
 Genesee & Wyoming /1/                                   350                  8,841
TRANSPORT-SERVICES (0.97%)
 UTI Worldwide                                         2,900                199,752
TRANSPORT-TRUCK (1.68%)
 Celadon Group /1/                                       800                 19,048
 Landstar System /1/                                   9,000                313,020
 Old Dominion Freight Line /1/                           400                 14,140
                                                                            346,208
WIRELESS EQUIPMENT (0.14%)
 InterDigital Communications /1/                         800                 14,288
 Powerwave Technologies /1/                              200                  1,574
 Viasat /1/                                              600                 13,356
                                                                             29,218
                                        TOTAL COMMON STOCKS              19,792,740
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (96.34%)              19,792,740
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (3.66%)                                                                    752,369
                                 TOTAL NET ASSETS (100.00%)             $20,545,109
                                                                        -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 5,023,310
Unrealized Depreciation                       (1,242,767)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,780,543
Cost for federal income tax purposes         $16,012,197


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners SmallCap Growth Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------